Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Equipment
Equipment

Equipment consists of office equipment, software, furniture and fittings.

(In $ millions)	Cost	Accumulated depreciation	Net book value
Opening balance as at January 1, 2017 (Predecessor)	77	(36)	41
Additions	7	—	7
Depreciation	—	(19)	(19)
Closing balance as at December 31, 2017 (Predecessor)	84	(55)	29
Additions	9	—	9
Depreciation	—	(3)	(3)
Closing balance as at July 1, 2018 (Predecessor)	93	(58)	35
Fresh Start adjustments	(64)	58	(6)

Opening balance as at July 2, 2018 (Successor)	29	—	29
Additions	5	—	5
Depreciation	—	(5)	(5)
Closing balance as at December 31, 2018 (Successor)	34	(5)	29

On emergence from Chapter 11, the carrying value of our equipment was adjusted to fair value based on a cost-based approach, with accumulated depreciation being reset to nil. Refer to Note 5 - Fresh start accounting for further information. The total net fair value adjustment to our drilling units was $6 million, resulting in a loss recognized in the Consolidated Statement of Operations in "Reorganization items".